Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements
20 .	Fair Value Measurements
There were no assets or liabilities measured at a recurring basis as of December 31, 2018. The Group measures certain financial and non-financial assets, including long-term investments and long-lived assets, at fair value on a nonrecurring basis when impairment charges are recognized. These nonrecurring fair value measurements use significant unobservable inputs (Level 3). The Group recognized an impairment charge on a film investment as a passive investor of RMB8,000 for the year ended December 31, 2018.
Assets measured or disclosed at fair value on a recurring basis as of December 31, 2019 are summarized below:

	Fair Value Measurements as of December 31, 2019 using
	Quoted Price in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total fair value
	RMB	RMB	RMB	RMB
Fair value measurement
Short-term investments	—	7,674	—	7,674

Total assets measured at fair value	—	7,674	—	7 , 674

There were no other assets or liabilities measured at a recurring basis as of December 31, 2019. There were also no non-financial assets measured on a non-recurring financial
basis in the year ended December 31, 2019.